Stockholders' Equity - Schedule of Using Block-Scholes Method for Calculating Grant Date Fair Value For Common Stock Warrants (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Minimum [Member]
Expected volatility		68.86%
Risk-free interest rate		0.27%
Maximum [Member]
Expected volatility		74.91%
Risk-free interest rate		1.43%
Warrant [Member]
Expected term (in years)	3 years	7 years	7 years	7 years
Expected volatility	58.90%			76.00%
Risk-free interest rate	0.42%			0.86%
Expected dividends
Grant date fair value per share	$ 0.19			$ 0.29
Warrant [Member] | Minimum [Member]
Expected volatility			68.86%
Risk-free interest rate			0.27%
Grant date fair value per share		$ 0.27	$ 0.27
Warrant [Member] | Maximum [Member]
Expected volatility			74.91%
Risk-free interest rate			1.43%
Grant date fair value per share		$ 0.29	$ 0.29